Note 19 - Fair Value of Financial Instruments and Fair Value Measurements - Quantitative Information About Recurring Level 3 Fair Value Measurement (Details) - USD ($)		12 Months Ended
		Dec. 31, 2017	Dec. 31, 2016
US States and Political Subdivisions Debt Securities [Member]
Fair Value		$ 215,366	$ 576,384
Range Weighted Average	[1]
US Government Agencies Debt Securities [Member]
Fair Value		$ 5,022,131
Range Weighted Average	[1]
Corporate Debt Securities [Member]
Fair Value		$ 2,060,000
Range Weighted Average	[1]

[1]	The Company relies on a third-party pricing service to value its securities. The details of the unobservable inputs and other adjustments used by the third-party pricing service were not readily available to the Company.